Fair Value Measurements and Financial Instruments - Summary of Change in Carrying Value of Level 3 Financial Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Balance at beginning of the period			$ 131,280			$ 583,021
Purchases	$ 0	$ 125,121	0	$ 125,121	$ 125,121
Change in unrealized movement	$ 0	2,939	52,725	2,939	6,159	(402,502)
Realized gains						419,481
Transfer to level 2			$ (184,005)	0
Proceeds earned						$ (600,000)
Balance at end of the period		$ 128,060		$ 128,060	$ 131,280